Note 9 - Income Taxes - Uncertain Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Beginning balance	$ 742	$ 655
Additions	120	96
Reductions	(19)	0
Lapses in statues of limitations	(13)	(9)
Ending balance	$ 830	$ 742